Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 17, 2025
C000259995 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,130	$ 10,018	$ 10,280	$ 10,286	$ 10,212	$ 10,170	$ 10,515	$ 10,417	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	11,682	11,515	11,508	11,480	11,218	10,823	10,607	10,375	10,000
Solactive GBS United States 1000 Index ($11,727) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,858	$ 11,482	$ 11,363	$ 11,347	$ 11,122	$ 10,750	$ 10,457	$ 10,314	$ 10,000